Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities

Note 9 – Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2021	December 31, 2020

Security deposits payable*	$172,552	$609,617
Salary payable**	884,825	381,212
Others	226,858	52,554
Total	$1,284,235	$1,043,383

*	The Company signed various cooperation agreements with various third parties to co-develop a niche market for its online platforms. The Company provides its platforms and users to promote products provided by the third party developers. Revenue generated from the niche markets will be shared between the Company and these parties. These third- party developers also guarantee certain sales volume yearly and the security deposit will be paid to the Company to make up for the sales target shortfalls at the end of the year. Any remaining security deposits will be returned to these parties upon dissolution of the cooperation agreements. The Company returned approximately $314,000 and recognized approximately $119,000 of deposits for target shortfalls as revenue for the years ended December 31, 2021. No deposit were returned and no revenue was recognized for the year ended December 31, 2020.

**	During the years ended December 31, 2021 and 2020, the Company accrued bonuses payable of approximately $789,325 and $256,000, respectively and such amounts were paid in January 2022 and 2021, respectively.